Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

	As at 30.06.26	As at 31.12.25
	£m	£m
Guarantees and letters of credit pledged as collateral security	18,086	16,890
Performance guarantees, acceptances and endorsements	9,354	9,743
Documentary credits and other short-term trade related transactions	1,263	1,103
Standby facilities, credit lines and other commitments	354,644	354,285
Total [1]	383,347	382,021
1 Includes exposures relating to financial assets classified as assets held for sale.